UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Opal Dividend Income ETF
DIVZ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Opal Dividend Income ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/divz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opal Dividend Income ETF	$34	0.65%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$104,989,336
Number of Holdings	32
Portfolio Turnover	30%
30-Day SEC Yield	2.93%
Visit https://www.true-shares.com/divz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer, Non-cyclical	26.8%
Energy	17.0%
Technology	13.9%
Financial	13.3%
Utilities	12.4%
Communications	4.7%
Industrial	4.4%
Basic Materials	2.9%
Consumer, Cyclical	2.4%
Cash & Other	2.2%

Top 10 Issuers	(%)
NextEra Energy, Inc.	5.4%
Broadcom, Inc.	4.9%
Citigroup, Inc.	4.8%
Verizon Communications, Inc.	4.7%
American Electric Power Co., Inc.	4.6%
British American Tobacco PLC	4.5%
Exxon Mobil Corp.	4.1%
Philip Morris International, Inc.	4.0%
Oracle Corp.	3.7%
Chevron Corp.	3.6%
Fund Name Change
Effective February 20, 2024, the name of the Fund changed from “TrueShares Low Volatility Equity Income ETF” to “Opal Dividend Income ETF”.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/divz
Opal Dividend Income ETF	PAGE 1	TSR-SAR-53656F474

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
Opal Dividend Income ETF	PAGE 2	TSR-SAR-53656F474

RiverNorth Enhanced Pre-Merger SPAC ETF
SPCZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/spcz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Enhanced Pre-Merger SPAC ETF	$45	0.89%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$5,154,107
Number of Holdings	83
Portfolio Turnover	26%
Visit https://www.true-shares.com/spcz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Diversified	98.6%
Cash & Other	1.4%

Top 10 Issuers	(%)
Golden Star Acquisition Corp.	5.0%
Four Leaf Acquisition Corp.	4.2%
Global Lights Acquisition Corp.	4.3%
Bukit Jalil Global Acquisition 1 Ltd.	4.2%
Ai Transportation Acquisition Corp.	4.1%
Quetta Acquisition Corp.	4.0%
Trailblazer Merger Corp. I	4.0%
Spark I Acquisition Corp.	4.1%
TMT Acquisition Corp.	4.0%
Black Hawk Acquisition Corp.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/spcz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
RiverNorth Enhanced Pre-Merger SPAC ETF	PAGE 1	TSR-SAR-53656G100

RiverNorth Patriot ETF
FLDZ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the RiverNorth Patriot ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/fldz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Patriot ETF	$36	0.70%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,572,746
Number of Holdings	304
Portfolio Turnover	15%
Visit https://www.true-shares.com/fldz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Financial	22.4%
Consumer, Cyclical	17.6%
Consumer, Non-cyclical	15.9%
Utilities	13.0%
Energy	12.2%
Industrial	9.8%
Communications	5.7%
Technology	3.0%
Cash & Other	0.4%

Top 10 Issuers	(%)
Intuit, Inc.	0.5%
Rivian Automotive, Inc.	0.5%
Target Corp.	0.5%
McKesson Corp.	0.5%
Lowe’s Cos., Inc.	0.5%
Ulta Beauty, Inc.	0.5%
Republic Services, Inc.	0.4%
Casey’s General Stores, Inc.	0.4%
Energy Transfer LP	0.4%
CSX Corp.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/fldz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
RiverNorth Patriot ETF	PAGE 1	TSR-SAR-53656F227

TrueShares Active Yield ETF
ERNZ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Active Yield ETF for the period of January 1,2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/ernz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Active Yield ETF	$13*	0.75%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would have been higher if the Fund had been in operations for the full six months.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$148,149,624
Number of Holdings	150
Portfolio Turnover	29%
30-Day SEC Yield	7.87%
Visit https://www.true-shares.com/ernz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Financial	32.8%
Industrial	18.1%
Consumer, Non-cyclical	8.0%
Consumer, Cyclical	4.2%
Energy	3.8%
Communications	1.4%
Basic Materials	1.1%
Utilities	0.5%
Cash & Other	30.1%

Top 10 Issuers	(%)
Cornerstone Strategic Value Fund, Inc.	3.1%
Guggenheim Strategic Opportunities Fund	3.0%
Sixth Street Specialty Lending, Inc.	3.0%
Nordic American Tankers Ltd.	2.9%
DHT Holdings, Inc.	2.9%
Oaktree Specialty Lending Corp.	2.9%
Euronav NV	2.9%
International Seaways, Inc.	2.8%
Global Net Lease, Inc.	2.3%
First Trust Exchange-Traded Fund VI First Trust Nasdaq BuyWrite Income ETF	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/ernz
TrueShares Active Yield ETF	PAGE 1	TSR-SAR-53656G365

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Active Yield ETF	PAGE 2	TSR-SAR-53656G365

TrueShares Eagle Global Renewable Energy Income ETF
RNWZ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://www.true-shares.com/rnwz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Eagle Global Renewable Energy Income ETF	$37	0.75%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,413,766
Number of Holdings	25
Portfolio Turnover	16%
Visit https://www.true-shares.com/rnwz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Utilities	93.2%
Industrial	2.6%
Financial	2.3%
Cash & Other	1.9%

Top 10 Issuers	(%)
SSE PLC	8.6%
NextEra Energy, Inc.	8.2%
Enel SpA	7.8%
RWE AG	7.5%
Orsted AS	7.2%
AES Corp.	6.8%
Northland Power, Inc.	5.1%
Iberdrola SA	4.7%
PG&E Corp.	4.0%
AGL Energy Ltd.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/rnwz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Eagle Global Renewable Energy Income ETF	PAGE 1	TSR-SAR-53656G571

TrueShares Technology, AI & Deep Learning ETF
LRNZ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF for the period of January 1,2024, to June 30,2024. You can find additional information about the Fund at https://www.true-shares.com/lrnz. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Technology, AI & Deep Learning ETF	$34	0.68%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$41,473,384
Number of Holdings	22
Portfolio Turnover	16%
Visit https://www.true-shares.com/lrnz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Technology	74.7%
Consumer, Non-cyclical	13.6%
Communications	6.2%
Consumer, Cyclical	2.8%
Cash & Other	2.7%

Top 10 Issuers	(%)
NVIDIA Corp.	17.4%
Crowdstrike Holdings, Inc. - Class A	9.6%
Samsara, Inc.	6.6%
Advanced Micro Devices, Inc.	5.8%
Elastic N.V.	5.4%
Cloudflare, Inc.	5.0%
Datadog, Inc. - Class A	4.8%
Eli Lilly & Co.	4.8%
Novo Nordisk AS	4.5%
ServiceNow, Inc.	4.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/lrnz
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Technology, AI & Deep Learning ETF	PAGE 1	TSR-SAR-53656F821

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TrueShares ETFs
OPAL DIVIDEND INCOME ETF (DIVZ)
RiverNorth Enhanced Pre-Merger SPAC ETF (SPCZ)
RiverNorth Patriot ETF (FLDZ)
TrueShares Active Yield ETF (ERNZ)
TrueShares Eagle Global Renewable Energy Income ETF (RNWZ)
TrueShares Technology, AI & Deep Learning ETF (LRNZ)
Core Financial Statements
June 30, 2024 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Opal Dividend Income ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace/Defense - 1.3%
Lockheed Martin Corp.	2,826	$ 1,320,025
Agriculture - 8.5%
British American Tobacco PLC - ADR	152,448	4,715,217
Philip Morris International, Inc.	41,785	4,234,074
		8,949,291
Banks - 10.9%
Citigroup, Inc.	78,725	4,995,889
The Goldman Sachs Group, Inc.	7,085	3,204,687
Morgan Stanley	33,060	3,213,101
		11,413,677
Beverages - 1.8%
PepsiCo, Inc.	11,255	1,856,287
Building Materials - 3.1%
CRH PLC	43,937	3,294,396
Chemicals - 2.9%
Air Products and Chemicals, Inc.	11,995	3,095,310
Cosmetics/Personal Care - 1.0%
Kenvue, Inc.	55,426	1,007,645
Diversified Financial Services - 2.4%
Blue Owl Capital, Inc. - Class A	142,975	2,537,806
Electric - 12.4%
AES Corp.	145,707	2,560,072
American Electric Power Co., Inc.	54,840	4,811,662
NextEra Energy, Inc.	79,553	5,633,148
		13,004,882
Food - 4.8%
Albertsons Cos., Inc. - Class A	84,361	1,666,130
Hershey Co.	18,161	3,338,536
		5,004,666
Healthcare-Products - 2.4%
Medtronic PLC	32,424	2,552,093
Healthcare-Services - 2.9%
UnitedHealth Group, Inc.	6,035	3,073,384
Oil & Gas - 13.9%
Chevron Corp.	24,188	3,783,487
Devon Energy Corp.	69,443	3,291,598

	Shares	Value
EOG Resources, Inc.	25,447	$3,203,014
Exxon Mobil Corp.	37,742	4,344,859
		14,622,958
Pharmaceuticals - 5.4%
Johnson & Johnson	17,808	2,602,817
Pfizer, Inc.	110,966	3,104,829
		5,707,646
Pipelines - 3.1%
Kinder Morgan, Inc.	161,528	3,209,561
Retail - 2.4%
Genuine Parts Co.	18,115	2,505,667
Semiconductors - 10.2%
Broadcom, Inc.	3,179	5,103,980
QUALCOMM, Inc.	15,703	3,127,723
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	14,043	2,440,814
		10,672,517
Software - 3.7%
Oracle Corp.	27,872	3,935,526
Telecommunications - 4.7%
Verizon Communications, Inc.	119,054	4,909,787
TOTAL COMMON STOCKS (Cost $100,861,094)		102,673,124
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Treasury Obligations Fund - Class X, 5.21%(a)	2,139,171	2,139,171
TOTAL SHORT-TERM INVESTMENTS (Cost $2,139,171)		2,139,171
TOTAL INVESTMENTS - 99.8%
(Cost $103,000,265)		104,812,295
Other Assets in Excess of Liabilities - 0.2%		177,041
TOTAL NET ASSETS - 100.0%		$104,989,336

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Opal Dividend Income ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 102,673,124	$ —	$ —	$ 102,673,124
Money Market Funds	2,139,171	—	—	2,139,171
Total Investments	$ 104,812,295	$—	$—	$ 104,812,295

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

2

RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 97.3%
99 Acquisition Group, Inc. - Class A(a)	4,334	$45,507
Acri Capital Acquisition Corp.(a)	9,121	103,888
Ai Transportation Acquisition Corp.(a)	19,934	206,516
Aimei Health Technology Co. Ltd.(a)	14,391	149,091
Ares Acquisition Corp. II(a)	18,471	197,085
Bayview Acquisition Corp. - Class A(a)	7,251	74,250
Black Hawk Acquisition Corp. - Class A(a)	19,755	200,316
Bukit Jalil Global Acquisition 1 Ltd.(a)	19,934	211,500
Centurion Acquisition Corp.(a)	9,888	98,781
Chenghe Acquisition II Co.(a)	8,036	80,440
Colombier Acquisition Corp. II - Class A(a)	12,813	131,654
ESH Acquisition Corp. - Class A(a)	18,218	190,014
Flag Ship Acquisition Corp.(a)	8,679	86,877
Four Leaf Acquisition Corp. - Class A(a)	19,934	217,679
Global Lights Acquisition Corp.(a)	20,802	214,365
Golden Star Acquisition Corp.(a)	22,652	245,095
GP-Act III Acquisition Corp.(a)	17,749	178,200
Graf Global Corp.(a)	20,000	200,016
IB Acquisition Corp.(a)	4,998	49,855
Inflection Point Acquisition Corp. II - Class A(a)	8,000	84,800
Iron Horse Acquisitions Corp.(a)	12,150	122,229
JVSPAC Acquisition Corp. - Class A(a)	14,218	144,455
Keen Vision Acquisition Corp.(a)	10,401	110,199
Legato Merger Corp. III(a)	20,052	202,792
Lionheart Holdings(a)	8,336	83,360
Melar Acquisition Corp. I(a)	8,795	87,950
Newbury Street Acquisition Corp.(a)	18,238	200,618
Oak Woods Acquisition Corp. - Class A(a)	18,262	197,777
Quetta Acquisition Corp.(a)	19,934	206,317
RF Acquisition Corp. II(a)	8,065	81,174
Spark I Acquisition Corp.(a)	19,934	206,317
TMT Acquisition Corp. - Class A(a)	18,272	200,901
Trailblazer Merger Corp. I(a)	19,088	205,959
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $4,769,215)		5,015,977

	Contracts
RIGHTS - 1.3%
99 Acquisition Group, Inc., Expires 08/25/2028, Exercise Price $10.00(a)	21,667	5,850
Ai Transportation Acquisition Corp., Expires 09/01/2028, Exercise Price $10.00(a)	19,934	4,086

	Contracts	Value
Aimei Health Technology Co. Ltd., Expires 11/17/2028, Exercise Price $10.00(a)	14,391	$ 3,180
Bayview Acquisition Corp., Expires 06/15/2025, Exercise Price $10.00(a)	7,251	1,414
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00(a)	3,951	4,702
Bukit Jalil Global Acquisition 1 Ltd., Expires 12/30/2024, Exercise Price $10.00(a)	19,934	2,990
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $10.00(a)	8,873	977
ESH Acquisition Corp., Expires 12/13/2024, Exercise Price $10.00(a)	19,934	2,491
Global Lights Acquisition Corp., Expires 11/14/2024, Exercise Price $10.00(a)	20,802	4,368
Golden Star Acquisition Corp., Expires 03/30/2025, Exercise Price $10.00(a)	24,341	9,493
Horizon Space Acquisition I Corp., Expires 12/27/2024, Exercise Price $10.00(a)	3,101	307
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00(a)	4,998	464
Iron Horse Acquisitions Corp., Expires 06/27/2025, Exercise Price $1.00(a)	12,150	2,794
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00(a)	14,218	4,267
Mars Acquisition Corp., Expires 02/09/2028, Exercise Price $10.00(a)	9,397	2,067
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $10.00(a)	19,934	4,234
Quetta Acquisition Corp., Expires 11/30/2024, Exercise Price $1.00(a)	1,994	2,134
TMT Acquisition Corp., Expires 03/27/2028, Exercise Price $10.00(a)	19,934	7,077
Trailblazer Merger Corp. I, Expires 04/21/2028, Exercise Price $10.00(a)	19,088	2,279
TOTAL RIGHTS
(Cost $51,111)		65,174
WARRANTS - 0.3%
99 Acquisition Group, Inc., Expires 10/09/2028, Exercise Price $11.50(a)	21,667	715

The accompanying notes are an integral part of these financial statements.

3

RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Contracts	Value
WARRANTS - (Continued)
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50(a)	2,758	$ 386
Ares Acquisition Corp. II, Expires 06/12/2028, Exercise Price $11.50(a)	10,085	1,311
Bite Acquisition Corp., Expires 02/12/2031, Exercise Price $11.50(a)	2,010	111
Bukit Jalil Global Acquisition 1 Ltd., Expires 08/21/2028, Exercise Price $11.50(a)	9,967	239
Churchill Capital Corp. VII, Expires 02/29/2028, Exercise Price $11.50(a)	6,398	2,239
Colombier Acquisition Corp. II, Expires 12/31/2028, Exercise Price $11.50(a)	4,271	1,281
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $11.50(a)	8,873	134
Four Leaf Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50(a)	19,934	1,159
Goal Acquisitions Corp., Expires 02/11/2026, Exercise Price $11.50(a)	2,463	15
Gores Holdings IX, Inc., Expires 01/14/2029, Exercise Price $11.50(a)	4,396	472
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50(a)	2,397	420
Hennessy Capital Investment Corp. VI, Expires 06/10/2026, Exercise Price $11.50(a)	3,542	531
Horizon Space Acquisition I Corp., Expires 12/27/2029, Exercise Price $11.50(a)	3,101	53
Inflection Point Acquisition Corp. II, Expires 07/17/2028, Exercise Price $11.50(a)	10,130	959
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50(a)	12,150	425
Israel Acquisitions Corp., Expires 02/28/2028, Exercise Price $11.50(a)	4,661	229
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Exercise Price $11.50(a)	1,780	191
Keen Vision Acquisition Corp., Expires 09/15/2028, Exercise Price $11.50(a)	10,401	650
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50(a)	10,026	1,305

	Contracts	Value
New Horizon Aircraft Ltd., Expires 01/12/2029, Exercise Price $11.50(a)	9,525	$145
NKGen Biotech, Inc., Expires 05/31/2028, Exercise Price $11.50(a)	1,520	151
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50(a)	19,934	498
Slam Corp., Expires 02/23/2026, Exercise Price $11.50(a)	3,115	779
Spark I Acquisition Corp., Expires 11/27/2028, Exercise Price $11.50(a)	9,967	1,844
TOTAL WARRANTS
(Cost $20,487)		16,242
	Shares
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 5.21%(c)	31,678	31,678
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,678)		31,678
TOTAL INVESTMENTS - 99.5%
(Cost $4,872,491)		5,129,071
Other Assets in Excess of Liabilities - 0.5%		25,036
TOTAL NET ASSETS - 100.0%		$5,154,107

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ares Acquisition Corp. II	Overnight Bank Funding Rate + 0.85%	Clear Street Derivatives LLC	08/22/2024	Monthly	$20,913	$ —
ESH Acquisition Corp. – Class A	Overnight Bank Funding Rate + 0.85%	Clear Street Derivatives LLC	08/22/2024	Monthly	20,651	—
Golden Star Acquisition Corp.	Overnight Bank Funding Rate + 0.85%	Clear Street Derivatives LLC	08/22/2024	Monthly	21,080	—
Oak Woods Acquisition Corp. – Class A	Overnight Bank Funding Rate + 0.85%	Clear Street Derivatives LLC	08/22/2024	Monthly	20,902	—
TMT Acquisition Corp.	Overnight Bank Funding Rate + 0.85%	Clear Street Derivatives LLC	08/22/2024	Monthly	21,110	—
Total Unrealized Appreciation (Depreciation)						$ —

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Special Purpose Acquisition Companies (SPACs)	$3,943,402	$615,980	$ —	$5,015,977
Rights	32,316	32,858	—	65,174
Warrants	10,102	6,141	—	16,242
Money Market Funds	31,678	—	—	31,678
Total Investments	$4,017,497	$654,979	$—	$ 5,129,071
Liabilities:
Other Financial Instruments*:
Total Return Swaps	—	—	—	—
Total Other Financial Instruments	—	—	—	—

* The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.
Refer to the Schedule of Investments for additional information. See note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

5

RiverNorth Patriot ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.6%
Advertising - 0.4%
The Trade Desk, Inc. - Class A(a)	141	$ 13,771
Agriculture - 0.4%
Altria Group, Inc.	331	15,077
Airlines - 0.4%
Southwest Airlines Co.	475	13,590
Auto Manufacturers - 0.9%
Lucid Group, Inc.(a)	5,478	14,298
Rivian Automotive, Inc. - Class A(a)	1,287	17,271
		31,569
Banks - 6.2%
BOK Financial Corp.	84	7,698
Cadence Bank	242	6,844
Citizens Financial Group, Inc.	231	8,323
Comerica, Inc.	170	8,677
Commerce Bancshares, Inc.	169	9,427
Cullen/Frost Bankers, Inc.	85	8,638
East West Bancorp, Inc.	113	8,275
Fifth Third Bancorp	225	8,210
First Citizens BancShares, Inc. - Class A	5	8,418
First Horizon Corp.	527	8,311
Huntington Bancshares, Inc.	588	7,750
KeyCorp	519	7,375
M&T Bank Corp.	55	8,325
Old National Bancorp	377	6,481
Pinnacle Financial Partners, Inc.	98	7,844
PNC Financial Services Group, Inc.	71	11,039
Prosperity Bancshares, Inc.	112	6,848
Regions Financial Corp.	382	7,655
SouthState Corp.	83	6,343
Synovus Financial Corp.	152	6,109
Truist Financial Corp.	203	7,887
U.S. Bancorp	240	9,528
Webster Financial Corp.	193	8,413
Wells Fargo & Co.	185	10,987
Western Alliance Bancorp	142	8,920
Wintrust Financial Corp.	83	8,180
Zions Bancorp NA	212	9,194
		221,699
Beverages - 1.2%
Celsius Holdings, Inc.(a)	251	14,330
Coca-Cola Consolidated, Inc.	13	14,105
Constellation Brands, Inc. - Class A	55	14,150
		42,585
Biotechnology - 1.5%
Incyte Corp.(a)	220	13,336
Intra-Cellular Therapies, Inc.(a)	191	13,082
Ionis Pharmaceuticals, Inc.(a)	313	14,918

	Shares	Value
Sarepta Therapeutics, Inc.(a)	85	$ 13,430
		54,766
Building Materials - 3.9%
AAON, Inc.	158	13,784
AZEK Co., Inc.(a)	329	13,861
Builders FirstSource, Inc.(a)	104	14,395
Eagle Materials, Inc.	71	15,440
Martin Marietta Materials, Inc.	28	15,170
MDU Resources Group, Inc.	474	11,897
Summit Materials, Inc. - Class A(a)	386	14,131
Trex Co., Inc.(a)	190	14,083
UFP Industries, Inc.	110	12,320
Vulcan Materials Co.	56	13,926
		139,007
Commercial Services - 2.7%
ADT, Inc.	1,762	13,391
Affirm Holdings, Inc.(a)	226	6,828
Booz Allen Hamilton Holding Corp.	83	12,774
Paylocity Holding Corp.(a)	101	13,317
R1 RCM, Inc.(a)	906	11,379
Toast, Inc. - Class A(a)	568	14,637
TriNet Group, Inc.	113	11,300
Valvoline, Inc.(a)	270	11,664
		95,290
Computers - 0.7%
CACI International, Inc. - Class A(a)	28	12,044
Science Applications International Corp.	111	13,048
		25,092
Distribution/Wholesale - 0.7%
Core & Main, Inc. - Class A(a)	277	13,556
SiteOne Landscape Supply, Inc.(a)	102	12,384
		25,940
Diversified Financial Services - 3.8%
Ally Financial, Inc.	225	8,926
Ameriprise Financial, Inc.	14	5,981
Apollo Global Management, Inc.	84	9,918
Ares Management Corp. - Class A	57	7,597
Blue Owl Capital, Inc. - Class A	497	8,822
Capital One Financial Corp.	71	9,830
Cboe Global Markets, Inc.	41	6,972
Charles Schwab Corp.	136	10,022
Credit Acceptance Corp.(a)	13	6,691
Discover Financial Services	69	9,026
LPL Financial Holdings, Inc.	28	7,820
Mr Cooper Group, Inc.(a)	71	5,767
OneMain Holdings, Inc.	152	7,371
SoFi Technologies, Inc.(a)	1,145	7,568
Synchrony Financial	196	9,249
T Rowe Price Group, Inc.	69	7,956
Voya Financial, Inc.	99	7,044
		136,560

The accompanying notes are an integral part of these financial statements.

6

RiverNorth Patriot ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - 10.9%
Alliant Energy Corp.	252	$ 12,827
Ameren Corp.	184	13,084
American Electric Power Co., Inc.	153	13,424
Avangrid, Inc.	395	14,034
CenterPoint Energy, Inc.	440	13,631
CMS Energy Corp.	223	13,275
Consolidated Edison, Inc.	154	13,771
Constellation Energy Corp.	77	15,421
Dominion Energy, Inc.	269	13,181
DTE Energy Co.	112	12,433
Duke Energy Corp.	154	15,435
Edison International	198	14,218
Entergy Corp.	129	13,803
Evergy, Inc.	248	13,137
Eversource Energy	206	11,682
Exelon Corp.	364	12,598
FirstEnergy Corp.	354	13,548
NextEra Energy, Inc.	210	14,870
NRG Energy, Inc.	166	12,925
OGE Energy Corp.	357	12,745
PG&E Corp.	741	12,938
Pinnacle West Capital Corp.	183	13,978
PPL Corp.	484	13,383
Public Service Enterprise Group, Inc.	181	13,340
Southern Co.	197	15,281
Talen Energy Corp.(a)	122	13,544
Vistra Corp.	150	12,897
WEC Energy Group, Inc.	154	12,083
Xcel Energy, Inc.	250	13,352
		390,838
Energy-Alternate Sources - 0.4%
First Solar, Inc.(a)	56	12,626
Engineering & Construction - 1.2%
Comfort Systems USA, Inc.	42	12,773
EMCOR Group, Inc.	42	15,333
MasTec, Inc.(a)	129	13,802
		41,908
Entertainment - 1.1%
Caesars Entertainment, Inc.(a)	336	13,353
Churchill Downs, Inc.	99	13,820
DraftKings, Inc. - Class A(a)	353	13,474
		40,647
Environmental Control - 1.2%
Casella Waste Systems, Inc. - Class A(a)	128	12,700
Republic Services, Inc.	83	16,130
Waste Management, Inc.	70	14,934
		43,764

	Shares	Value
Food - 3.1%
Albertsons Cos., Inc. - Class A	695	$ 13,726
Campbell Soup Co.	327	14,777
Hormel Foods Corp.	434	13,233
Kroger Co.	269	13,431
Lancaster Colony Corp.	70	13,228
Performance Food Group Co.(a)	196	12,958
Sprouts Farmers Market, Inc.(a)	171	14,306
US Foods Holding Corp.(a)	251	13,298
		108,957
Gas - 1.4%
Atmos Energy Corp.	110	12,832
National Fuel Gas Co.	222	12,030
NiSource, Inc.	493	14,203
Southwest Gas Holdings, Inc.	166	11,683
		50,748
Healthcare-Products - 0.7%
Lantheus Holdings, Inc.(a)	150	12,044
Natera, Inc.(a)	122	13,211
		25,255
Healthcare-Services - 4.0%
Centene Corp.(a)	192	12,730
Chemed Corp.	28	15,192
Elevance Health, Inc.	28	15,172
Ensign Group, Inc.	111	13,730
HealthEquity, Inc.(a)	181	15,602
Humana, Inc.	42	15,693
Molina Healthcare, Inc.(a)	42	12,487
Quest Diagnostics, Inc.	98	13,414
Tenet Healthcare Corp.(a)	98	13,037
UnitedHealth Group, Inc.	28	14,259
		141,316
Home Builders - 3.3%
DR Horton, Inc.	100	14,093
Installed Building Products, Inc.	55	11,312
KB Home	166	11,650
Lennar Corp. - Class A	83	12,439
Meritage Homes Corp.	83	13,434
NVR, Inc.(a)	2	15,177
PulteGroup, Inc.	128	14,093
Taylor Morrison Home Corp.(a)	252	13,971
Toll Brothers, Inc.	111	12,785
		118,954
Household Products/Wares - 0.3%
Reynolds Consumer Products, Inc.	444	12,423
Insurance - 3.8%
Allstate Corp.	56	8,941
American Financial Group, Inc.	71	8,734
Cincinnati Financial Corp.	70	8,267
Equitable Holdings, Inc.	225	9,193

The accompanying notes are an integral part of these financial statements.

7

RiverNorth Patriot ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Erie Indemnity Co. - Class A	27	$ 9,785
Fidelity National Financial, Inc.	153	7,561
Globe Life, Inc.	98	8,063
Hartford Financial Services Group, Inc.	83	8,345
Jackson Financial, Inc. - Class A	99	7,352
Kinsale Capital Group, Inc.	14	5,394
Lincoln National Corp.	196	6,096
Loews Corp.	110	8,221
Markel Group, Inc.(a)	5	7,878
Old Republic International Corp.	263	8,127
Progressive Corp.	42	8,724
RLI Corp.	56	7,879
Selective Insurance Group, Inc.	70	6,568
		135,128
Internet - 1.7%
Lyft, Inc. - Class A(a)	878	12,380
Maplebear, Inc.(a)	415	13,338
Robinhood Markets, Inc. - Class A(a)	367	8,335
Roku, Inc.(a)	252	15,102
Zillow Group, Inc. - Class C(a)	275	12,757
		61,912
Investment Companies - 0.6%
Icahn Enterprises LP	782	12,887
Marathon Digital Holdings, Inc.(a)	393	7,801
		20,688
Leisure Time - 0.4%
Planet Fitness, Inc. - Class A(a)	180	13,246
Lodging - 0.3%
Boyd Gaming Corp.	220	12,122
Media - 2.3%
Charter Communications, Inc. - Class A(a)	41	12,257
Fox Corp. - Class A	393	13,507
Liberty Broadband Corp. - Class C(a)	270	14,801
New York Times Co. - Class A	279	14,288
Nexstar Media Group, Inc.	70	11,621
Sirius XM Holdings, Inc.	5,208	14,739
		81,213
Oil & Gas - 6.7%
Antero Resources Corp.(a)	410	13,378
Chesapeake Energy Corp.	152	12,493
Chord Energy Corp.	84	14,085
Civitas Resources, Inc.	197	13,593
Coterra Energy, Inc.	542	14,455
Devon Energy Corp.	276	13,083
Diamondback Energy, Inc.	69	13,813
EOG Resources, Inc.	125	15,734
EQT Corp.	351	12,980
Marathon Oil Corp.	494	14,163

	Shares	Value
Marathon Petroleum Corp.	83	$ 14,399
Matador Resources Co.	231	13,768
Permian Resources Corp.	881	14,228
Range Resources Corp.	395	13,244
SM Energy Co.	232	10,029
Southwestern Energy Co.(a)	1,864	12,545
Sunoco LP	237	13,400
Texas Pacific Land Corp.	15	11,014
		240,404
Pharmaceuticals - 2.0%
Cardinal Health, Inc.	128	12,585
Cigna Group	42	13,884
CVS Health Corp.	254	15,001
McKesson Corp.	28	16,353
Neurocrine Biosciences, Inc.(a)	102	14,043
		71,866
Pipelines - 5.1%
Antero Midstream Corp.	981	14,460
Cheniere Energy Partners LP	263	12,916
DT Midstream, Inc.	195	13,851
Energy Transfer LP	985	15,977
EnLink Midstream LLC	986	13,567
Enterprise Products Partners LP	539	15,620
Equitrans Midstream Corp.	1,017	13,201
Kinder Morgan, Inc.	687	13,651
MPLX LP	334	14,225
ONEOK, Inc.	167	13,619
Targa Resources Corp.	109	14,037
Western Midstream Partners LP	340	13,508
Williams Cos., Inc.	317	13,472
		182,104
Retail - 10.5%
AutoNation, Inc.(a)	85	13,547
Beacon Roofing Supply, Inc.(a)	138	12,489
BJ’s Wholesale Club Holdings, Inc.(a)	153	13,439
Burlington Stores, Inc.(a)	55	13,200
CarMax, Inc.(a)	197	14,448
Carvana Co.(a)	114	14,674
Casey’s General Stores, Inc.	42	16,026
Cava Group, Inc.(a)	155	14,376
Chipotle Mexican Grill, Inc.(a)	250	15,662
Darden Restaurants, Inc.	83	12,560
Dick’s Sporting Goods, Inc.	57	12,246
Dillard’s, Inc. - Class A - Class A	29	12,771
Dollar General Corp.	112	14,810
Five Below, Inc.(a)	115	12,532
Floor & Decor Holdings, Inc. - Class A(a)	136	13,520
Lowe’s Cos., Inc.	74	16,314
Macy’s, Inc.	689	13,229
Murphy USA, Inc.	27	12,675
Ollie’s Bargain Outlet Holdings, Inc.(a)	140	13,744
O’Reilly Automotive, Inc.(a)	14	14,785

The accompanying notes are an integral part of these financial statements.

8

RiverNorth Patriot ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
Ross Stores, Inc.	96	$ 13,951
Target Corp.	112	16,580
Texas Roadhouse, Inc.	84	14,424
Tractor Supply Co.	45	12,150
Ulta Beauty, Inc.(a)	42	16,207
Williams-Sonoma, Inc.	42	11,860
Wingstop, Inc.	28	11,834
		374,053
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	56	13,794
Software - 2.3%
Appfolio, Inc. - Class A(a)	28	6,848
Bill.com Holdings, Inc.(a)	252	13,260
CCC Intelligent Solutions Holdings, Inc.(a)	656	7,288
Intuit, Inc.	28	18,402
Jack Henry & Associates, Inc.	42	6,973
Paychex, Inc.	121	14,346
Paycom Software, Inc.	102	14,590
		81,707
Telecommunications - 1.3%
AT&T, Inc.	831	15,880
Frontier Communications Parent, Inc.(a)	553	14,478
Verizon Communications, Inc.	374	15,424
		45,782
Transportation - 3.1%
CSX Corp.	476	15,922
JB Hunt Transport Services, Inc.	84	13,440
Kirby Corp.(a)	111	13,290
Knight-Swift Transportation Holdings, Inc.	283	14,127
Landstar System, Inc.	70	12,914
Norfolk Southern Corp.	58	12,452
Old Dominion Freight Line, Inc.	84	14,835
Saia, Inc.(a)	28	13,280
		110,260
Water - 0.7%
American Water Works Co., Inc.	99	12,787
Essential Utilities, Inc.	340	12,692
		25,479
TOTAL COMMON STOCKS (Cost $3,211,071)		3,272,140
REAL ESTATE INVESTMENT TRUSTS - 8.0%
AGNC Investment Corp.	755	7,203
Agree Realty Corp.	126	7,804
Alexandria Real Estate Equities, Inc.	71	8,305
American Homes 4 Rent - Class A	208	7,729
AvalonBay Communities, Inc.	42	8,689

	Shares	Value
Boston Properties, Inc.	114	$7,018
Brixmor Property Group, Inc.	320	7,389
Camden Property Trust	82	8,947
Crown Castle International Corp.	84	8,207
CubeSmart	197	8,899
EastGroup Properties, Inc.	42	7,144
Equity LifeStyle Properties, Inc.	112	7,295
Equity Residential	124	8,598
Essex Property Trust, Inc.	28	7,622
Extra Space Storage, Inc.	53	8,237
Federal Realty Investment Trust	86	8,683
First Industrial Realty Trust, Inc.	170	8,077
Gaming and Leisure Properties, Inc.	183	8,273
Healthcare Realty Trust, Inc.	431	7,103
Healthpeak Properties, Inc.	481	9,428
Host Hotels & Resorts, Inc.	385	6,922
Invitation Homes, Inc.	228	8,183
Kimco Realty Corp.	451	8,776
Lamar Advertising Co. - Class A	70	8,367
Mid-America Apartment Communities, Inc.	56	7,986
NNN REIT, Inc.	184	7,838
Public Storage	27	7,767
Regency Centers Corp.	143	8,895
Rexford Industrial Realty, Inc.	169	7,536
Rithm Capital Corp.	535	5,837
Ryman Hospitality Properties, Inc.	86	8,588
Simon Property Group, Inc.	57	8,653
STAG Industrial, Inc.	224	8,077
Terreno Realty Corp.	101	5,977
UDR, Inc.	203	8,353
VICI Properties, Inc.	296	8,477
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $291,088)		286,882
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 5.20%(b)	3,384	3,384
TOTAL SHORT-TERM INVESTMENTS (Cost $3,384)		3,384
TOTAL INVESTMENTS - 99.7% (Cost $3,505,543)		3,562,406
Other Assets in Excess of Liabilities - 0.3%		10,340
TOTAL NET ASSETS - 100.0%		$3,572,746

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

RiverNorth Patriot ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,272,140	$ —	$ —	$3,272,140
Real Estate Investment Trusts	286,882	—	—	286,882
Money Market Funds	3,384	—	—	3,384
Total Investments	$3,562,406	$—	$—	$3,562,406

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

10

TrueShares Active Yield ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 40.9%
Agriculture - 1.5%
Altria Group, Inc.	10,590	$ 482,375
British American Tobacco PLC - ADR	37,223	1,151,307
Universal Corp.	3,580	172,520
Vector Group Ltd.	33,593	355,078
		2,161,280
Auto Manufacturers - 0.2%
PACCAR, Inc.	2,561	263,629
Beverages - 1.0%
Coca-Cola Consolidated, Inc.	989	1,073,065
Coca-Cola Femsa SAB de CV - ADR	3,016	258,894
PepsiCo, Inc.	940	155,034
		1,486,993
Biotechnology - 0.9%
Gilead Sciences, Inc.	20,634	1,415,699
Building Materials - 1.9%
Boise Cascade Co.	6,796	810,219
Griffon Corp.	27,058	1,727,924
LSI Industries, Inc.	18,851	272,774
		2,810,917
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA - ADR	8,723	355,462
Coal - 0.7%
Arch Resources, Inc.	6,445	981,122
Commercial Services - 0.5%
Booz Allen Hamilton Holding Corp.	3,428	527,569
H&R Block, Inc.	5,414	293,602
		821,171
Cosmetics/Personal Care - 0.5%
Colgate-Palmolive Co.	1,793	173,993
Inter Parfums, Inc.	3,152	365,726
Procter & Gamble Co.	977	161,127
		700,846
Distribution/Wholesale - 0.5%
A-Mark Precious Metals, Inc.	13,889	449,587
Watsco, Inc.	774	358,548
		808,135
Diversified Financial Services - 1.6%
Ares Management Corp. - Class A	7,552	1,006,531
B Riley Financial, Inc.	67,838	1,196,662
Houlihan Lokey, Inc.	1,262	170,193
		2,373,386

	Shares	Value
Electric - 0.5%
Clearway Energy, Inc. - Class C	25,961	$ 640,977
National Grid PLC - ADR	2,780	157,904
		798,881
Energy-Alternate Sources - 1.5%
NextEra Energy Partners LP	78,310	2,164,488
Food - 1.9%
Campbell Soup Co.	6,244	282,166
General Mills, Inc.	10,159	642,658
Hershey Co.	2,390	439,354
Kellanova	4,573	263,771
Kroger Co.	19,521	974,684
Weis Markets, Inc.	2,599	163,139
		2,765,772
Household Products/Wares - 0.4%
Clorox Co.	1,265	172,634
Kimberly-Clark Corp.	2,763	381,847
		554,481
Insurance - 1.4%
CNA Financial Corp.	44,603	2,054,860
Internet - 1.4%
Cogent Communications Holdings, Inc.	35,941	2,028,510
Leisure Time - 0.8%
Camping World Holdings, Inc. - Class A	66,130	1,181,082
Mining - 0.9%
Gold Fields Ltd. - ADR	27,984	416,962
Newmont Corp.	22,808	954,971
		1,371,933
Miscellaneous Manufacturing - 0.1%
Smith & Wesson Brands, Inc.	10,371	148,720
Oil & Gas - 1.4%
Civitas Resources, Inc.	2,672	184,368
Coterra Energy, Inc.	6,111	162,980
CVR Energy, Inc.	15,648	418,897
Imperial Oil Ltd.	2,565	175,061
Sabine Royalty Trust	17,105	1,106,523
		2,047,829
Pharmaceuticals - 1.3%
AbbVie, Inc.	5,926	1,016,428
Cardinal Health, Inc.	5,119	503,300
Dr. Reddy’s Laboratories Ltd. - ADR	2,442	186,056
Pfizer, Inc.	9,490	265,530
		1,971,314

The accompanying notes are an integral part of these financial statements.

11

TrueShares Active Yield ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pipelines - 0.2%
Targa Resources Corp.	2,340	$ 301,345
Retail - 2.7%
Costco Wholesale Corp.	834	708,892
Dick’s Sporting Goods, Inc.	2,808	603,299
Dillard’s, Inc. - Class A	981	432,022
Penske Automotive Group, Inc.	4,225	629,609
Sonic Automotive, Inc. - Class A	16,838	917,166
Tractor Supply Co.	1,383	373,410
Winmark Corp.	1,060	373,788
		4,038,186
Savings & Loans - 0.8%
New York Community Bancorp, Inc.	364,167	1,172,618
Transportation - 16.1%
Ardmore Shipping Corp.	19,251	433,725
Danaos Corp.	18,770	1,733,597
DHT Holdings, Inc.	377,816	4,371,331
Euronav NV	256,223	4,237,928
Frontline PLC	63,041	1,623,936
Genco Shipping & Trading Ltd.	25,008	532,921
Golden Ocean Group Ltd.	33,785	466,233
International Seaways, Inc.	71,311	4,216,620
Nordic American Tankers Ltd.	1,098,719	4,372,902
Scorpio Tankers, Inc.	23,056	1,874,222
		23,863,415
TOTAL COMMON STOCKS (Cost $63,066,658)		60,642,074
CLOSED END FUNDS - 24.5%
Ares Capital Corp.	27,342	569,807
FS KKR Capital Corp.	33,943	669,696
Gladstone Capital Corp.	62,334	1,450,512
Goldman Sachs BDC, Inc.	95,676	1,438,010
Golub Capital BDC, Inc.	88,408	1,388,890
Main Street Capital Corp.	3,423	172,827
Oaktree Specialty Lending Corp.	225,547	4,242,539
Prospect Capital Corp.	380,932	2,106,554
Sixth Street Specialty Lending, Inc.	205,040	4,377,604
Brookfield Real Assets Income Fund, Inc.	82,082	1,047,366
Cornerstone Strategic Value Fund, Inc.	584,405	4,499,919
Cornerstone Total Return Fund, Inc.	270,805	2,125,819
Eagle Point Credit Co., Inc.	143,712	1,444,306
Guggenheim Strategic Opportunities Fund	301,053	4,488,700
Oxford Lane Capital Corp.	303,196	1,643,322
Pimco Dynamic Income Fund	81,704	1,536,852

	Shares	Value
Reaves Utility Income Fund	6,005	$ 164,057
Hercules Capital, Inc.	147,418	3,014,698
TOTAL CLOSED END FUNDS (Cost $36,321,375)		36,381,478
EXCHANGE TRADED FUNDS - 17.9%
BlackRock Short Duration Bond ETF	11,702	588,962
BlackRock Ultra Short-Term Bond ETF	7,646	386,352
First Trust Enhanced Short Maturity ETF	6,432	383,347
First Trust Exchange-Traded Fund VI First Trust Nasdaq BuyWrite Income ETF	164,211	3,353,189
First Trust Long Duration Opportunities ETF	8,060	169,502
First Trust Senior Loan ETF	12,720	581,431
FlexShares High Yield Value-Scored Bond Index Fund	9,553	385,941
Franklin International Low Volatility High Dividend Index ETF	58,344	1,729,316
Global X Nasdaq 100 Covered Call ETF	64,165	1,133,796
Global X S&P 500 Covered Call ETF	6,576	265,868
Goldman Sachs Access Treasury 0-1 Year ETF	6,941	694,655
Invesco Senior Loan ETF	67,985	1,430,404
Invesco Short Term Treasury ETF	9,525	1,004,602
Invesco Variable Rate Investment Grade ETF	27,641	694,895
iShares 1-3 Year Treasury Bond ETF	3,368	274,997
iShares 20+ Year Treasury Bond ETF	4,020	368,956
iShares Agency Bond ETF	1,534	165,089
iShares Floating Rate Bond ETF	5,449	278,389
iShares Short Treasury Bond ETF	10,222	1,129,531
iShares Treasury Floating Rate Bond ETF	26,289	1,331,801
iShares U.S. Treasury Bond ETF	12,304	277,701
Janus Henderson Short Duration Income ETF	7,647	371,185
JPMorgan Ultra-Short Income ETF	5,508	277,989
JPMorgan Ultra-Short Municipal Income ETF	7,613	386,322
PGIM Ultra Short Bond ETF	3,408	169,378
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	4,889	367,115
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,685	169,595
Schwab Short-Term U.S. Treasury ETF	7,993	384,703
SPDR Blackstone Senior Loan ETF	29,190	1,220,142

The accompanying notes are an integral part of these financial statements.

12

TrueShares Active Yield ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - (Continued)
SPDR Bloomberg 1-3 Month T-Bill ETF	9,936	$ 911,926
SPDR Bloomberg Investment Grade Floating Rate ETF	9,016	278,144
SPDR Bloomberg Short Term High Yield Bond ETF	6,789	169,521
SPDR Portfolio Intermediate Term Treasury ETF	6,057	169,717
SPDR Portfolio Long Term Treasury ETF	10,142	276,065
SPDR Portfolio Short Term Treasury ETF	12,901	372,452
SPDR Portfolio TIPS ETF	6,656	169,195
VanEck BDC Income ETF	36,515	624,772
VanEck IG Floating Rate ETF	27,332	697,239
Vanguard Extended Duration Treasury ETF	3,752	275,434
Vanguard Long-Term Treasury ETF	4,789	276,230
Vanguard Short-Term Treasury ETF	8,280	480,157
WisdomTree Bloomberg U.S. Dollar Bullish Fund	14,467	391,911
WisdomTree Floating Rate Treasury Fund	24,247	1,219,867
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	7,620	169,926
TOTAL EXCHANGE TRADED FUNDS (Cost $26,455,305)		26,457,709
REAL ESTATE INVESTMENT TRUSTS - 15.9%
AGNC Investment Corp.	180,776	1,724,603
Annaly Capital Management, Inc.	46,529	886,843
Arbor Realty Trust, Inc.	201,573	2,892,573
ARMOUR Residential REIT, Inc.	87,296	1,691,796
Blackstone Mortgage Trust, Inc. - Class A	45,971	800,815
BrightSpire Capital, Inc.	74,672	425,630
Dynex Capital, Inc.	104,808	1,251,407
Easterly Government Properties, Inc.	31,823	393,650
Global Net Lease, Inc.	458,073	3,366,837
Innovative Industrial Properties, Inc.	2,563	279,931
KKR Real Estate Finance Trust, Inc.	144,156	1,304,612
Ladder Capital Corp.	15,390	173,753
Medical Properties Trust, Inc.	83,529	360,010
Omega Healthcare Investors, Inc.	17,988	616,089
Orchid Island Capital, Inc.	382,958	3,193,870
PennyMac Mortgage Investment Trust	36,191	497,626
Ready Capital Corp.	376,820	3,082,388
Two Harbors Investment Corp.	43,673	576,920
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,908,855)		23,519,353

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 5.21%(a)	527,444	$527,444
TOTAL SHORT-TERM INVESTMENTS (Cost $527,444)		527,444
TOTAL INVESTMENTS - 99.6% (Cost $150,279,637)		147,528,058
Other Assets in Excess of Liabilities - 0.4%		621,566
TOTAL NET ASSETS - 100.0%		$148,149,624

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

13

TrueShares Active Yield ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,642,074	$ —	$ —	$60,642,074
Closed End Funds	36,381,478	—	—	36,381,478
Exchange Traded Funds	26,457,709	—	—	26,457,709
Real Estate Investment Trusts	23,519,353	—	—	23,519,353
Money Market Funds	527,444	—	—	527,444
Total Investments	$147,528,058	$—	$—	$147,528,058

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

14

TrueShares Eagle Global Renewable Energy Income ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Electric - 93.2%(a)
AES Corp.	9,357	$164,403
AGL Energy Ltd.	11,382	82,231
Black Hills Corp.	1,330	72,325
Boralex, Inc. - Class A	2,209	54,109
Clearway Energy, Inc. - Class A	2,825	64,015
E.ON SE	3,312	43,468
EDP Renovaveis SA	5,002	69,908
Electric Power Development Co. Ltd.	3,425	53,443
Endesa SA	3,821	71,755
Enel SpA	27,100	188,474
Evergy, Inc.	1,168	61,869
Fortum Oyj	5,050	73,823
Iberdrola SA	8,824	114,488
Mercury NZ Ltd.	15,118	60,453
NextEra Energy, Inc.	2,785	197,206
Northland Power, Inc.	7,129	122,564
Orsted AS(b)(c)	3,254	173,169
PG&E Corp.	5,556	97,008
Portland General Electric Co.	1,083	46,829
RWE AG	5,271	180,357
SSE PLC	9,141	206,778
Verbund AG - Class A	624	49,218
		2,247,893
Engineering & Construction - 2.6%
Acciona SA	532	62,843
TOTAL COMMON STOCKS (Cost $2,531,039)		2,310,736
REAL ESTATE INVESTMENT TRUSTS - 2.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,899	56,210
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,341)		56,210
SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)
First American Treasury Obligations Fund - Class X, 5.21%(e)	1,125	1,125
TOTAL SHORT-TERM INVESTMENTS (Cost $1,125)		1,125
TOTAL INVESTMENTS - 98.1% (Cost $2,580,505)		2,368,071
Other Assets in Excess of Liabilities - 1.9%		45,695
TOTAL NET ASSETS - 100.0%		$ 2,413,766

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $173,169 or 7.2% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

TrueShares Eagle Global Renewable Energy Income ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,310,736	$ —	$ —	$ 2,310,736
Real Estate Investment Trusts	56,210	—	—	56,210
Money Market Funds	1,125	—	—	1,125
Total Investments	$ 2,368,071	$—	$—	$ 2,368,071

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

16

TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Auto Parts & Equipment - 2.8%
Mobileye Global, Inc. - Class A(a)	41,947	$1,178,082
Biotechnology - 3.6%
Relay Therapeutics, Inc.(a)	52,449	341,967
Structure Therapeutics, Inc. - ADR(a)	28,788	1,130,505
		1,472,472
Computers - 11.0%
Crowdstrike Holdings, Inc. - Class A(a)	10,335	3,960,269
Zscaler, Inc.(a)	3,108	597,326
		4,557,595
Internet - 6.2%
Amazon.com, Inc.(a)	8,262	1,596,631
Okta, Inc.(a)	10,593	991,611
		2,588,242
Pharmaceuticals - 10.0%
AbCellera Biologics, Inc.(a)	105,925	313,538
Eli Lilly & Co.	2,191	1,983,687
Novo Nordisk AS - ADR	12,955	1,849,197
		4,146,422
Semiconductors - 23.2%
Advanced Micro Devices, Inc.(a)	14,910	2,418,551
NVIDIA Corp.	58,202	7,190,275
		9,608,826
Software - 40.5%(b)
Cloudflare, Inc. - Class A(a)	25,207	2,087,896
Datadog, Inc. - Class A(a)	15,438	2,002,154
Elastic N.V.(a)	19,511	2,222,498
MongoDB, Inc.(a)	6,819	1,704,477
Samsara, Inc. - Class A(a)	81,104	2,733,205
Schrodinger, Inc. (a)	44,864	867,670
SentinelOne, Inc. - Class A(a)	76,758	1,615,756
ServiceNow, Inc.(a)	2,349	1,847,888
Snowflake, Inc. - Class A(a)	12,556	1,696,190
		16,777,734
TOTAL COMMON STOCKS (Cost $35,843,591)		40,329,373

	Shares	Value
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Treasury Obligations Fund - Class X, 5.21%(c)	1,214,235	$1,214,235
TOTAL SHORT-TERM INVESTMENTS (Cost $1,214,235)		1,214,235
TOTAL INVESTMENTS - 100.2% (Cost $37,057,826)		41,543,608
Liabilities in Excess of Other Assets - (0.2)%		(70,224)
TOTAL NET ASSETS - 100.0%		$41,473,384

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

17

TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 40,329,373	$ —	$ —	$ 40,329,373
Money Market Funds	1,214,235	—	—	1,214,235
Total Investments	$ 41,543,608	$—	$—	$ 41,543,608

Refer to the Schedule of Investments for additional information. See Note 2 of financial statements.
The accompanying notes are an integral part of these financial statements.

18

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Opal Dividend Income ETF	RiverNorth Enhanced Pre-Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Active Yield ETF	TrueShares Eagle Global Renewable Energy Income ETF	TrueShares Technology, AI & Deep Learning ETF
ASSETS:
Investments, at value	$104,812,295	$5,129,071	$3,562,406	$147,528,058	$2,368,071	$41,543,608
Receivable for fund shares sold	301,694	—	—	1,987,088	—	—
Dividends and interest receivable	224,898	1,358	12,390	667,535	3,716	5,431
Cash held as collateral for swap contracts	—	27,500	—	—	—	—
Receivable for investments sold	—	—	—	—	—	1,527,849
Foreign currency, at value	—	—	—	—	43,528	—
Total assets	105,338,887	5,157,929	3,574,796	150,182,681	2,415,315	43,076,888
LIABILITIES:
Payable for capital shares redeemed	—	—	—	—	—	1,579,940
Payable for investments purchased	293,689	—	—	—	—	—
Payable to adviser	55,862	3,757	2,050	89,555	1,549	23,564
Payable to Custodian	—	—	—	19,443,502	—	—
Payable for swap contacts	—	65	—	—	—	—
Total liabilities	349,551	3,822	2,050	2,033,057	1,549	1,603,504
NET ASSETS	$ 104,989,336	$ 5,154,107	$ 3,572,746	$ 148,149,624	$ 2,413,766	$ 41,473,384
Net Assets Consists of:
Paid-in capital	$ 106,389,725	$ 4,883,764	$ 3,792,378	$ 150,075,662	$ 2,798,448	$ 47,510,972
Total distributable earnings/(accumulated losses)	(1,400,389)	270,343	(219,632)	(1,926,038)	(384,682)	(6,037,588)
Total net assets	$ 104,989,336	$ 5,154,107	$ 3,572,746	$ 148,149,624	$ 2,413,766	$ 41,473,384
Net asset	$ 104,989,336	$ 5,154,107	$ 3,572,746	$2,413,766	$ 2,413,766	$ 41,473,384
Shares issued and outstanding(a)	3,480,000	195,000	140,000	5,960,000	110,000	1,050,000
Net asset value per share	$30.17	$26.43	$25.52	$24.86	$21.94	$39.5
COST:
Investments, at cost	$ 103,000,265	$ 4,872,491	$ 3,505,543	$ 150,279,637	$ 2,580,505	$ 37,057,826
Foreign currency, at cost	$—	$—	$—	$—	$44,194	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

19

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	Opal Dividend Income ETF	RiverNorth Enhanced Pre-Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Active Yield ETF(1)	TrueShares Eagle Global Renewable Energy Income ETF	TrueShares Technology, AI & Deep Learning ETF
INVESTMENT INCOME:
Dividend income	$ 1,217,703	$—	$34,759	$ 2,139,380	$38,481	$3,743
Less: Dividend withholding taxes	(3,466)	—	—	(22,220)	(5,968)	—
Less: Issuance fees	(1,653)	—	—	—	—	—
Interest income	29,938	19,370	384	5,728	1,866	58,491
Total investment income	1,242,522	19,370	35,143	2,122,888	34,379	62,234
EXPENSES:
Investment advisory fee	241,834	23,246	12,178	130,596	8,850	139,531
Total expenses	241,834	23,246	12,178	130,596	8,850	139,531
Net INVESTMENT INCOME/(LOSS)	1,000,688	(3,876)	22,965	1,992,292	25,529	(77,297)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	5,295,992	99,500	252,411	215,799	(68,478)	(2,720,611)
Swap contracts	—	(672)	—	—	—	—
Foreign currency translation	—	—	—	—	(190)	—
Net realized gain/(loss)	5,295,992	98,828	252,411	215,799	(68,668)	(2,720,611)
Net change in unrealized appreciation/(depreciation) on:
Investments	29,360	69,574	(68,532)	(2,751,579)	(27,883)	4,088,911
Foreign currency translation	—	—	—	—	(663)	—
Net change in unrealized appreciation/(depreciation)	29,360	69,574	(68,532)	(2,751,579)	(28,546)	4,088,911
Net realized and unrealized gain/(loss)	5,325,352	168,402	183,879	(2,535,780)	(97,214)	1,368,300
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,326,040	$ 164,526	$ 206,844	$(543,488)	$ (71,685)	$1,291,003

(1)	The Fund commenced operations on April 30, 2024.
The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	Opal Dividend Income ETF		RiverNorth Enhanced Pre-Merger SPAC ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income/(loss)	$1,000,688	$2,263,966	$(3,876)	$(32,406)
Net realized gain/(loss)	5,295,992	(41,965)	98,828	238,401
Net change in unrealized appreciation/ (depreciation)	29,360	(3,038,764)	69,574	125,425
Net increase/(decrease) in net assets from operations	6,326,040	(816,763)	164,526	331,420
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(870,640)	(2,263,590)	—	(289,752)
Total distributions to shareholders	(870,640)	(2,263,590)	—	(289,752)
CAPITAL TRANSACTIONS:
Subscriptions	81,752,600	31,593,422	259,410	2,430,981
Redemptions	(43,858,314)	(45,144,721)	(1,038,405)	(522,192)
Net increase (decrease) in net assets from capital transactions	37,894,286	(13,551,229)	(778,995)	1,908,789
NET INCREASE (DECREASE) IN NET ASSETS	43,349,686	16,631,562	(614,469)	1,950,457
NET ASSETS:
Beginning of the period	61,639,650	78,271,302	5,768,576	3,818,119
End of the period	$104,989,336	$61,639,650	$5,154,107	$ 5,768,576
SHARES TRANSACTIONS
Subscriptions	2,760,000	1,150,000	10,000	95,000
Redemptions	(1,500,000)	(1,630,000)	(40,000)	(20,000)
Total increase/(decrease) in shares outstanding	(1,260,000)	(480,000)	(30,000)	75,000

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets(Continued)

	RiverNorth Patriot ETF		TrueShares Active Yield ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024(1) (Unaudited)
OPERATIONS:
Net investment income	$22,965	$45,849	$1,992,292
Net realized gain/(loss)	252,411	(101,063)	215,799
Net change in unrealized appreciation/(depreciation)	(68,532)	420,862	(2,751,579)
Net increase/(decrease) in net assets from operations	206,844	365,648	(543,488)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(46,695)	(1,382,550)
Total distributions to shareholders	—	(46,695)	(1,382,550)
CAPITAL TRANSACTIONS:
Subscriptions	1,538,638	929,571	165,778,766
Redemptions	(1,534,417)	(1,141,872)	(15,703,104)
Net increase (decrease) in net assets from capital transactions	4,221	(212,301)	150,075,662
NET INCREASE (DECREASE) IN NET ASSETS	211,065	106,652	148,149,624
NET ASSETS:
Beginning of the period	3,361,681	3,255,029	—
End of the period	$3,572,746	$3,361,681	$ 148,149,624
SHARES TRANSACTIONS
Subscriptions	60,000	40,000	6,580,000
Redemptions	(60,000)	(50,000)	(620,000)
Total increase/(decrease) in shares outstanding	—	(10,000)	5,960,000

(1)	The Fund commenced operations on April 30, 2024.
The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets(Continued)

	TrueShares Eagle Global Renewable Energy Income ETF		TrueShares Technology AI & Deep Learning ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$25,529	$66,699	$(77,297)	$(70,750)
Net realized gain/(loss)	(68,668)	(48,651)	(2,720,611)	(3,242,058)
Net change in unrealized appreciation/(depreciation)	(28,546)	(146,795)	4,088,911	14,066,644
Net increase/(decrease) in net assets from operations	(71,685)	(128,747)	1,291,003	10,753,836
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(22,550)	(64,494)	—	—
Total distributions to shareholders	(22,550)	(64,494)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	—	1,162,454	8,176,529	23,341,002
Redemptions	—	(916,481)	(5,840,388)	(10,458,470)
Net increase (decrease) in net assets from capital transactions	—	245,973	2,336,141	12,792,532
NET INCREASE (DECREASE) IN NET ASSETS	(94,235)	52,732	3,627,144	23,546,368
NET ASSETS:
Beginning of the period	2,508,001	2,455,269	37,846,240	14,299,872
End of the period	$2,413,766	$ 2,508,001	$ 41,473,384	$37,846,240
SHARES TRANSACTIONS
Subscriptions	—	50,000	210,000	730,000
Redemptions	—	(40,000)	(150,000)	(365,000)
Total increase/(decrease) in shares outstanding	—	10,000	60,000	365,000

The accompanying notes are an integral part of these financial statements.

23

Opal Dividend Income ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.77	$28.99	$28.89	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.39	0.94	0.99	0.81
Net realized and unrealized gain (loss) on investments	2.33	(1.18)	0.04	4.19
Total from investment operations	2.72	(0.24)	1.03	5.00
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.98)	(0.93)	(0.69)
Net realized gains	—	—	(0.00)(f)	—
Return of capital	—	—	—	(0.42)
Total distributions	(0.32)	(0.98)	(0.93)	(1.11)
Net asset value, end of period	$30.17	$27.77	$28.99	$28.89
Total return(c)	9.81%	(0.73)%	3.65%	20.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$104,989	$61,640	$78,271	$46,225
Ratio of expenses to average net assets(d)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(d)	2.69%	3.39%	3.42%	3.08%
Portfolio turnover rate(c)(e)	30%	81%	41%	55%

(a)	Inception date of the Fund was January 27, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount is less than $(0.005).
The accompanying notes are an integral part of these financial statements.

24

RiverNorth Enhanced Pre-Merger SPAC ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2021(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.64	$25.45	$25.00
INVESTMENTS OPERATIONS:
Net investment loss(b)	(0.02)	(0.14)	(0.09)
Net realized and unrealized gain on investments	0.81	1.62	0.60
Total from investment operations	0.79	1.48	0.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.73)	(0.06)
Net realized gains	—	(0.56)	—
Total distributions	—	(1.29)	(0.06)
Net asset value, end of period	$26.43	$25.64	$25.45
Total return(c)	3.17%	5.71%	2.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,154	$5,769	$3,818
Ratio of expenses to average net assets(d)	0.89%	0.89%	0.89%
Ratio of net investment income to average net assets(d)	(0.15)%	(0.55)%	(0.76)%
Portfolio turnover rate(c)(e)	26%	132%	43%

(a)	Inception date of the Fund was July 11, 2022.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year/period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

RiverNorth Patriot ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2021(a)
		2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$24.01	$21.70	$25.00	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.16	0.32	0.34	—
Net realized and unrealized gain (loss) on investments	1.35	2.32	(3.31)	—
Total from investment operations	1.51	2.64	(2.97)	—
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.33)	(0.33)	—
Net realized gains	—	—	(0.00)(f)	—
Return of capital	—	—	—	—
Total distributions	—	(0.33)	(0.33)	—
Net asset value, end of period	$25.52	$24.01	$21.70	$25.00
Total return(c)	6.28%	12.18%	(11.89)%	—%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,573	$3,362	$3,255	$1,250
Ratio of expenses to average net assets(d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets(d)	1.32%	1.43%	1.50%	—%
Portfolio turnover rate(c)(e)	15%	46%	31%	—%

(a)	Inception date of the Fund was December 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount is less than $(0.005).
The accompanying notes are an integral part of these financial statements.

26

TrueShares Active Yield ETF
Financial Highlights

Period Ended June 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.48
Net realized and unrealized gain on investments	(0.37)
Total from investment operations	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)
Total distributions	(0.25)
Net asset value, end of period	$24.86
Total return(c)	3.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$148,150
Ratio of expenses to average net assets(d)	0.75%
Ratio of net investment income to average net assets(d)	11.44%
Portfolio turnover rate(c)(e)	13%

(a)	Inception date of the Fund was April 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

TrueShares Eagle Global Renewable Energy Income ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2021(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.80	$24.55	$24.76
INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.23	0.62	(0.00)(f)
Net realized and unrealized gain (loss) on investments	(0.88)	(1.78)	(0.21)
Total from investment operations	(0.65)	(1.16)	(0.21)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.59)	—
Return of capital	—	—	(0.00)(f)
Total distributions	—	(0.59)	(0.00)(f)
Net asset value, end of period	$21.94	$22.80	$24.55
Total return(c)	(2.84)%	(4.65)%	(0.83)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,414	$2,508	$2,455
Ratio of expenses to average net assets(d)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(d)	2.16%	2.66%	(0.22)%
Portfolio turnover rate(c)(e)	16%	52%	2%

(a)	Inception date of the Fund was December 8, 2022.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the year/period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount is less than $(0.005).
The accompanying notes are an integral part of these financial statements.

28

TrueShares Technology, AI & Deep Learning ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2020(a)
		2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$38.23	$22.88	$47.12	$47.61	$25.00
INVESTMENTS OPERATIONS:
Net investment loss(b)	(0.07)	(0.08)	(0.19)	(0.31)	(0.19)
Net realized and unrealized gain (loss) on investments	1.34	15.43	(24.05)	(0.12)	(24.05)
Total from investment operations	1.27	15.35	(24.24)	(0.43)	(24.24)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(0.06)	—
Total distributions	—	—	—	(0.06)	—
Net asset value, end of period	$39.50	$38.23	$22.88	$47.12	$47.61
Total return(c)	3.32%	67.08%	(51.44)%	(0.90)%	90.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,473	$37,846	$14,300	$37.694	$27,374
Ratio of expenses to average net assets(d)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets(d)	(0.38)%	(0.29)%	(0.60)%	(0.67)%	(0.59)%
Portfolio turnover rate(c)(e)	15%	18%	25%	14%	30%

(a)	Inception date of the Fund was February 28, 2020.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year/period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

29

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. ORGANIZATION
The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the TrueShares ETFs consist of eighteen active series, six of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Opal Dividend Income ETF (“DIVZ ETF”)	DIVZ	Non-diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ ETF”)	SPCZ	Non-diversified	July 11, 2022
RiverNorth Patriot ETF (“FLDZ ETF”)	FLDZ	Non-diversified	December 31, 2021
TrueShares Active Yield ETF (“ERNZ ETF”)	ERNZ	Non-diversified	April 30, 2024
TrueShares Eagle Global Renewal Energy Income ETF (“RNWZ ETF”)	RNWZ	Non-diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Diversified	June 1, 2021
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Diversified	December 1, 2020

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objectives:

Fund	Investment Objective
DIVZ ETF
Seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index by investing common stocks with the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market.

SPCZ ETF
Seeks to preserve capital and provide incremental total return by investing primarily in units made up of common stock, warrants and rights of U.S.-listed special purpose acquisition companies (“SPACs”).

FLDZ ETF
Seeks capital appreciation by investing in mid to large cap companies that are domiciled in, and with revenues which are primarily generated in, the United States of America. FLDZ is designed to provide an alternative approach to charity and seeks to delivers true impact investing.

30

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Fund	Investment Objective
ERNZ ETF	Seeks to deliver a meaningfully higher yield compared to the S&P 500 Index, with a secondary focus on capital preservation and the opportunity for long-term growth of capital.
RNWZ ETF
Seeks to achieve its long-term growth of capital objective by investing in Common stock that primarily own or operate assets used in the development, generation, production, transmission, storage and sale of alternative and renewable energy such as solar power, wind power, biofuels, hydropower, nuclear or geothermal power.

AI ETF	Seeks to achieve its total return investment objective by investing in Common stock of technology, artificial intelligence and deep learning companies.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

31

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Swap contracts are valued using the closing price of the underlying holding that the contract is tracking.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

32

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The AI ETF, FLDZ ETF and SPCZ ETF generally pay out dividends from net investment income, if any, at least annually, and distribute its net capital gains, if any, to shareholders at least annually. The DIVZ ETF and RNWZ ETF intend to pay out dividends from net investment income, if any, quarterly. The ERNZ ETF intends to pay out dividends from net investment income, if any, monthly. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2023, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2023, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

33

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2023 fiscal year. At December 31, 2023, the Funds’ most recent fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
ERNZ ETF commenced operations after the December 31, 2023 fiscal year end; therefore, there was no tax information as of June 30, 2024.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – SPCZ may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.
The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Schedule of Total Return Swaps are gross settlement amounts.
The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of June 30, 2024.
RiverNorth Enhanced Pre-Merger SPAC ETF

	Counterparty	Investment Type	Gross Amounts of Recognized Assets/ (Liabilities) Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amount Presented in the Statements of Assets & Liabilities	Gross Amounts not Offset in the Statements of Assets & Liabilities		Net Amount
						Financial Instruments	Collateral Paid
Liabilities	Clear Street Derivatives, LLC	Total Return Swap Contracts	$(65)	$ —	$65	$ —	$65	$ —

The average monthly notional amount of the swap contracts during the period ended June 30, 2024, was as follows:

Average Monthly Notional Amount of Swap Contracts
RiverNorth Enhanced Pre-Merger SPAC ETF	$103,436

34

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
The following is a summary of the effect of swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

	Derivative	Statements of Assets and Liabilities	Assets	Liabilities
RiverNorth Enhanced Pre-Merger SPAC ETF	Equity Risk Swap Contracts	Payable for open swap contracts	$ —	$65

The following is a summary of the effect of swap contracts on the Funds’ Statements of Operations for the period ended June 30, 2024:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
RiverNorth Enhanced Pre-Merger SPAC ETF	Equity Risk Swap Contracts	Swaps	$(672)	$ —

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of each Fund’s respective average daily net assets, as follows:

Opal Dividend Income ETF	0.65%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.89%
RiverNorth Patriot ETF	0.70%
TrueShares Active Yield ETF	0.75%
TrueShares Eagle Global Renewal Energy Income ETF	0.75%
TrueShares Technology, AI & Deep Learning ETF	0.68%

TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.
Opal Capital LLC (the “DIVZ ETF Sub-Advisor”), a Florida limited liability company serves as sub-adviser to the DIVZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the DIVZ ETF Sub-Adviser, the DIVZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The DIVZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is 70% the net profits of the DIVZ ETF, calculated monthly.
RiverNorth Capital Management, LLC (the “RiverNorth ETF’s Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to FLDZ and SPCZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the RiverNorth ETF’s Sub-Adviser, the RiverNorth ETF’s Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subjectto the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the RiverNorth ETF’s Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate as follows:

35

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Fund	Rate
RiverNorth Patriot ETF	0.60% based on the daily net assets of the Fund
RiverNorth Enhanced Pre-Merger SPAC ETF	75% of the Net Profits

The RiverNorth ETF’s Sub-Adviser will donate a majority of its sub-advisory fee from FLDZ or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans.
Wealth Builder Funds LLC (the “ERNZ ETF Sub-Advisor”), an Illinois limited liability company serves as sub-adviser to the ERNZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the ERNZ ETF Sub-Adviser, the ERNZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The ERNZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.675% of the Fund’s average daily net assets.
Eagle Global Advisors LLC (the “RNWZ ETF Sub-Advisor”), a Texas limited liability company serves as sub-adviser to the RNWZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the RNWZ ETF Sub-Adviser, the RNWZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The RNWZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is 50% the net profits of the RNWZ ETF, calculated monthly.
Black Hill Capital Partners, LLC (the “AI ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the AI ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the AI ETF Sub-Adviser, the AI ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the AI ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. “Net profits” means, the total Adviser’s fees received by the Adviser from the ETF during a fiscal period, less the cumulative direct expenses incurred or paid by the Adviser during that period in relation to the ETF, which expenses include, without limitation: expense waivers and reimbursements; commissions; legal, administrative and custodial expenses; ntf/platform/omnibus fees; filing and registration fees; proxy solicitation expenses; taxes; interest.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

36

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the AI ETF, the DIVZ ETF and the RNWZ ETF are listed and traded on the NYSE Arca, Inc. Shares of the FLDZ ETF and SPCZ ETF are listed and traded on the CBOE BXZ Exchange, Inc. Shares of the ERNZ ETF are traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the AI ETF, ERNZ ETF and DIVZ ETF for each creation order is $300. The Creation Unit Transaction Fee charged by the RNWZ ETF, FLDZ ETF and SPCZ ETF for each creation order is $500.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

37

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Period Ended June 30, 2024			Year Ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Opal Dividend Income ETF	$870,640	$ —	$ —	$2,263,590	$—	$ —
RiverNorth Enhanced Pre-Merger SPAC ETF	—	—	—	256,763	32,989	—
RiverNorth Patriot ETF	—	—	—	46,695	—	—
TrueShares Active Yield ETF	1,382,550	—	—	—	—	—
TrueShares Eagle Global Renewable Energy Income ETF	22,550	—	—	64,494	—	—
TrueShares Technology, AI & Deep Learning ETF	—	—	—	—	—	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2023, the Funds’ most recent fiscal year or period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:
As of December 31, 2023, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Opal Dividend Income ETF	RiverNorth Enhanced Pre-Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Eagle Global Renewable Energy Income ETF	TrueShares Technology, AI & Deep Learning ETF
Federal Tax Cost of Investments	$60,926,327	$5,322,104	$3,311,883	$2,754,412	$38,224,840
Gross Tax Unrealized Appreciation	$3,887,221	$224,172	$308,120	$96,393	$5,754,933
Gross Tax Unrealized Depreciation	(3,333,744)	(153,113)	(261,253)	(345,141)	(6,205,719)
Net Tax Unrealized Appreciation (Depreciation)	553,477	71,059	46,867	(248,748)	(450,786)
Undistributed Ordinary Income	376	32,711	—	—	—
Undistributed Capital Gains	—	2,585	—	—	—
Other Accumulated Gain (Loss)	(7,409,642)	(538)	(473,343)	(41,699)	(6,877,805)
Total Distributable Earnings / (Accumulated Losses)	$(6,855,789)	$105,817	$(426,476)	$(290,447)	$(7,328,591)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

38

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. TrueShares Eagle Global Renewable Energy Income ETF had deferred late year ordinary losses of $617. The Funds’ carryforward losses and post-October losses aredetermined only at the end of each fiscal year. At December 31, 2023, the Funds’ most recent fiscal year or period end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short Term Capital Loss Carryover	Indefinite Long Term Capital Loss Carryover
Opal Dividend Income ETF	$4,790,444	$2,619,198
RiverNorth Enhanced Pre-Merger SPAC ETF	—	—
RiverNorth Patriot ETF	296,924	172,843
TrueShares Eagle Global Renewable Energy Income ETF	39,016	2,066
TrueShares Technology, AI & Deep Learning ETF	1,109,367	5,768,439

6. INVESTMENT TRANSACTIONS
During the period ended June 30, 2024, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Opal Dividend Income ETF	$7,198,416	$(107,083)
RiverNorth Enhanced Pre-Merger SPAC ETF	35,889	(1,387)
RiverNorth Patriot ETF	399,751	(322)
TrueShares Active Yield ETF	644,073	(21,931)
TrueShares Eagle Global Renewable Energy Income ETF	—	—
TrueShares Technology, AI & Deep Learning ETF	1,989,346	(58,667)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Opal Dividend Income ETF	$31,024,686	$22,751,104	$80,720,226	$42,915,558
RiverNorth Enhanced Pre-Merger SPAC ETF	1,525,890	1,186,943	—	803,253
RiverNorth Patriot ETF	507,889	546,998	1,415,971	1,349,767
TrueShares Active Yield ETF	11,879,017	11,761,270	164,122,639	14,219,100
TrueShares Eagle Global Renewable Energy Income ETF	402,658	368,842	—	—
TrueShares Technology, AI & Deep Learning ETF	7,406,596	5,928,829	7,682,107	5,546,603

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

39

TrueShares ETFs
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
8. SUBSEQUENT EVENTS
On July 31, 2024, the DIVZ ETF and ERNZ ETF paid a distribution to shareholders of record on July 30, 2024 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Opal Dividend Income ETF	$0.075	$276,000
TrueShares Active Yield ETF	0.200	1,226,000

On August 30, 2024, the ERNZ ETF paid a distribution to shareholders of record on August 29, 2024 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Opal Dividend Income ETF	$0.11	$405,900
TrueShares Active Yield ETF	0.135	824,850

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

40

TrueShares Active Yield ETF
Board Consideration and Approval of Advisory And Sub-Advisory Agreements
(Unaudited)
At meetings held on March 1, 2024 and March 6, 2024 (the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Active Yield ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Wealth Builder Funds, LLC (the “Sub-Adviser”), with respect to the Fund.
Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.
Consistent with those responsibilities, prior to the Meetings, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the March 1, 2024 Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser each provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meetings, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meetings and the oral presentations, and considered the approval of each Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.
At the Meetings, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund;
(ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from its relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any fall-out benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be furnishing, among other things, a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered that the Adviser will provide investment and operational oversight of the Sub-Adviser, as well as arrange for transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. In considering the nature, extent, and quality of the services to be provided

41

TrueShares Active Yield ETF
Board Consideration and Approval of Advisory And Sub-Advisory Agreements
(Unaudited)(Continued)
by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer (“CCO”) regarding her review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board reviewed the proposed investment strategy and management fee for the Fund and compared the Fund’s management fee to a peer group of funds with similar investment strategies and characteristics, as reported by Morningstar (collectively, the “Category Peer Group”). The Board noted the proposed management fee for the Fund was significantly higher than the median for the Category Peer Group and was in the range of the Selected Peer Group. The Board also noted that, because the Category Peer Group included large fund complexes where economies of scale are more easily attainable, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s management fee.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b 1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and, with the exception of the expenses noted above, paying the Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser expected to receive any other compensation or fall-out benefits from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the management of Fund assets, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by the Fund; executing placement of orders and selection of brokers or dealers for such orders; general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

42

TrueShares Active Yield ETF
Board Consideration and Approval of Advisory And Sub-Advisory Agreements
(Unaudited)(Continued)
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board noted that the Sub-Adviser’s personnel had prior experience running the same investment strategy that would be implemented by the Fund, although not in a registered investment company registered under the 1940 Act The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board also reviewed information regarding the Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the advisory and sub-advisory fees appeared to be competitive and are otherwise reasonable in light of the information provided.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.
Economies of Scale. The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders.

43

TrueShares ETFs
Supplemental Information (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.true-shares.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by visiting the Funds’ website at www.true-shares.com.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.true-shares.com
TAX INFORMATION
For the fiscal year end December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Opal Dividend Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Funds’ fiscal year end December 31, 2023 was as follows:

Opal Dividend Income ETF	100.00%

44

Investment Adviser:
TrueMark Investments, LLC
433 W. Van Buren St., 1100-D
Chicago, IL 60607
Investment Sub-Adviser:
Opal Capital LLC
1919 Flower Drive
Palm Beach Gardens, FL 33410
RiverNorth Capital Management, LLC
433 W. Van Buren St., 1100-D
Chicago, IL 60607
Eagle Global Advisors, LLC
1330 Post Oak Boulevard, Suite 3000
Houston, TX 77056
Wealth Builder Funds, LLC
117 West Main Street
Cary, IL 60013
Black Hill Capital Partners, LLC
101 California St.
San Francisco, CA 94111
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19145
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/6/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature.